Trade Accounts Receivable, Net - Accounts Receivable, Net (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Trade Accounts Receivable, Net
Loans to employees		$ 119	$ 114
Others		7,321	6,507
Trade accounts receivable, Net	$ 2,071 [1]	43,192	38,863
Carrying Amount, Gross
Trade Accounts Receivable, Net
Trade accounts receivable, Net		46,171	41,398
Gross carrying amount
Trade Accounts Receivable, Net
Trade accounts receivable		37,972	34,047
Accumulated impairment
Trade Accounts Receivable, Net
Trade accounts receivable, Net		(2,979)	(2,535)
The Coca-Cola company
Trade Accounts Receivable, Net
Current receivables due from related parties		491	378
Heineken Group
Trade Accounts Receivable, Net
Current receivables due from related parties		$ 268	$ 352
Top of range
Trade Accounts Receivable, Net
Percentage of unrecoverable trade accounts receivables	3.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4